Main items related to operating activities - Accounts receivable and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Main items related to operating activities
Accounts receivable	$ 21,983	$ 14,068	$ 18,488
Recoverable taxes	3,659	3,531	4,114
Other operating receivables	29,553	8,043	11,506
Prepaid expenses	1,879	1,801	1,336
Other current assets	53	53	57
Other current assets	35,144	13,428	17,013
Gross value/Cost
Main items related to operating activities
Accounts receivable	22,776	14,899	19,162
Recoverable taxes	3,713	3,598	4,209
Other operating receivables	29,767	8,251	11,746
Prepaid expenses	1,879	1,801	1,336
Other current assets	53	53	57
Other current assets	35,412	13,703	17,348
Valuation allowance/Cumulative impairments
Main items related to operating activities
Accounts receivable	(793)	(831)	(674)
Recoverable taxes	(54)	(67)	(95)
Other operating receivables	(214)	(208)	(240)
Other current assets	$ (268)	$ (275)	$ (335)